Subsequent Events -- Lendmark Sale (Details) $ in Millions	May 02, 2016 branch	Nov. 13, 2015 branch	Apr. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)
Sale of Branches to Lendmark | Subsequent Event
Subsequent Event [Line Items]
Aggregate purchase price | $			$ 624
OneMain
Subsequent Event [Line Items]
Number of branches to be divested | branch		127
OneMain | Sale of Branches to Lendmark | Subsequent Event
Subsequent Event [Line Items]
Number of branches to be divested | branch	127
Personal loans | Sale of Branches to Lendmark
Subsequent Event [Line Items]
Finance receivable, unpaid principal balance, to be sold | $				$ 600